Supplemental Disclosure With Respect to Cash Flows (Details) - Schedule of non-cash transactions - CAD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of non-cash transactions [Abstract]
Exploration and evaluation assets in accounts payable	$ 232,364	$ 117,015
Exploration and evaluation assets in accounts payable total	$ 232,364	$ 117,015